Note 22 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	Year ended December 31,
	2025	2024

Cash payments made during the year
Interest	$88,606	$89,926

Non-cash financing activities
Dividends declared but not paid	$7,666	7,592